Other Financial Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2020
Miscellaneous Liabilities [Abstract]
Other Financial Liabilities and Other Liabilities

25. OTHER FINANCIAL LIABILITIES AND OTHER LIABILITIES

Other financial liabilities and other liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Other financial liabilities:
Accounts payable	6,131,339	4,028,639
Accrued expenses	2,516,231	2,049,401
Borrowings from trust accounts	3,277,795	2,984,031
Agency business revenue	362,820	466,485
Foreign exchange payables	1,153,457	789,189
Domestic exchange settlement credits	1,261,928	180,251
Lease liabilities	419,045	407,431
Other miscellaneous financial liabilities	2,587,193	3,317,358
Present value discount	(3,041)	(6,968)

Sub-total	17,706,767	14,215,817

Other liabilities:
Unearned income	224,840	254,702
Other miscellaneous liabilities	195,631	219,111

Sub-total	420,471	473,813

Total	18,127,238	14,689,630